Investment Strategy - Federated Hermes Short-Intermediate Government Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund is intended to provide returns consistent with investments in short-to-intermediate term obligations of the U.S. government and its agencies and instrumentalities. The Fund’s overall strategy is generally to invest in a portfolio consisting of U.S. Treasury securities and U.S. government agency securities such that the Fund’s average effective maturity is not less than two years and not more than five years. The Fund may also use derivative contracts and/or hybrid instruments to implement elements of its strategies, particularly to manage duration and hedge against potential losses. The Fund buys and sells portfolio securities based primarily on the market outlook and analysis of how securities may perform under different market conditions. Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), evaluates the Fund’s investment strategy by comparing the performance and composition of the Fund’s portfolio to the performance and composition of ICE BofA 3-5 Year US Treasury Index, an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to three years and less than five years. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. U.S. government securities also may be offered on a delayed delivery basis. The Fund will enter into delayed delivery transactions, including when-issued transactions, in order to participate in these offerings or trade these securities. The Fund may also seek to increase its income by lending its portfolio securities. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. The Fund may also purchase U.S. Treasury Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund’s value may decline as a result of this exposure to these securities. Significant risk occurs when interest rates rise and inflation declines. The Fund may invest in government mortgage-backed securities. The government mortgage-backed securities in which the Fund may invest are government mortgage-backed securities such as those issued by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. government investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.